Property and Equipment (Parenthetical) (Detail) (USD $)	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Property, Plant and Equipment [Line Items]
Capitalized interest, primarily on ships under construction	$ 15,000,000	$ 17,000,000	$ 21,000,000
Repairs and maintenance expenses, including minor improvement costs and dry-dock expenses	954,000,000	832,000,000	830,000,000
North America Cruise Brands
Property, Plant and Equipment [Line Items]
Net carrying values of ships and ships under construction	18,300,000,000	18,000,000,000
EAA Cruise Brands
Property, Plant and Equipment [Line Items]
Net carrying values of ships and ships under construction	13,200,000,000	12,800,000,000
Cruise Support
Property, Plant and Equipment [Line Items]
Net carrying values of ships and ships under construction	300,000,000	200,000,000
Tour and Other
Property, Plant and Equipment [Line Items]
Net carrying values of ships and ships under construction	$ 100,000,000	$ 100,000,000